Intangible assets	6 Months Ended
Jun. 30, 2026
Text Block1 [Abstract]
Intangible assets

12.	Intangible assets

	30 June 2026					31 December 2025
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total

Acquisition cost
Balance at end of previous year	38 569	2 595	6 179	104	47 447	44 852
Effect of movements in foreign exchange	295	20	39	8	362	2 242
Acquisitions through business combinations	185	-	-	-	185	13
Acquisitions and expenditures	29	-	241	-	270	1 217
Disposals through sale and derecognition	(57)	(19)	(58)	(4)	(137)	(794)
Transfer (to)/from other asset categories and other movements¹	61	18	66	12	156	(83)
Balance at end of period	39 082	2 614	6 467	121	48 284	47 447

Amortization and impairment losses
Balance at end of previous year	(91)	(1 332)	(3 960)	(79)	(5 462)	(4 818)
Effect of movements in foreign exchange	-	(20)	(25)	(4)	(49)	(432)
Amortization	-	(117)	(385)	(11)	(513)	(974)
Impairment	(57)	(1)	-	-	(58)	(15)
Disposals through sale and derecognition	57	19	58	2	135	779
Transfer to/(from) other asset categories and other movements¹	-	(17)	(44)	(1)	(62)	(3)
Balance at end of period	(91)	(1 469)	(4 357)	(93)	(6 009)	(5 462)

Carrying value
at 31 December 2025	38 478	1 263	2 219	26	41 985	41 985
at 30 June 2026	38 991	1 145	2 110	28	42 274
AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than 600-year history, brands and certain distribution rights have been assigned indefinite lives.
Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.
Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBe
v purch
ased for its own products and are tested for impairment once a year or whenever a triggering event has occurred.

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5
Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.